Financial results (Tables)	12 Months Ended
Dec. 31, 2018
Financial Results
Schedule of financial results
	2018	2017	2016
Financial income
Interest income	530,007	512,051	646,727
Other	59,045	91,579	43,395
	589,052	603,630	690,122

Financial expenses
	(2,084,780)	(2,219,503)	(2,447,481)
Monetary variations on fiscal debts	(33,429)	(191,101)	(249,578)
Customer discounts granted	(141,223)	(137,389)	(108,606)
Loans transaction costs	(89,982)	(64,771)	(56,020)
Adjustment to present value	(296,065)	(284,992)	(507,744)
	(362,072)	(849,461)	(201,533)
	(3,007,551)	(3,747,217)	(3,570,962)

Exchange rate variations, net
On financial assets	1,268,741	216,381	(1,139,676)
On financial liabilities	(3,525,724)	(1,015,143)	(2,070,741)
	(2,256,983)	(798,762)	(3,210,417)

	(4,675,482)	(3,942,349)	(6,091,257)